Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Ameren Illinois Company [Member] sqmi people	Dec. 31, 2012 Union Electric Company [Member] sqmi people	Dec. 31, 2012 Electric Energy Inc [Member]	Mar. 14, 2013 Ameren Energy Generating Company [Member]	Dec. 31, 2011 Shutdown Of Meredosia And Hutsonville Energy Centers [Member]	Dec. 31, 2012 Voluntary Separation Offer [Member]	Dec. 31, 2011 SO2 Emission Allowances [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Power [Member] Ameren Illinois Company [Member] customer	Dec. 31, 2012 Power [Member] Union Electric Company [Member] customer	Dec. 31, 2012 Natural Gas [Member] Ameren Illinois Company [Member] customer	Dec. 31, 2012 Natural Gas [Member] Union Electric Company [Member] customer	Dec. 31, 2012 FAC [Member] Union Electric Company [Member]
Accounting Policies [Line Items]
Public utilities, Area serviced				40,000	24,000
Public utilities, Estimated population of service territory				3,100,000	2,800,000
Public uitilities, Number of customers																	1,200,000	1,200,000	806,000	127,000
Ownership percentage by parent						80.00%
Initial payment received		$ 3	$ 7				$ 100
Percent of average depreciable cost											3.00%	3.00%	3.00%	4.00%	4.00%	4.00%
Allowance for funds used during construction, rate											8.00%	8.00%	8.00%	9.00%	9.00%	9.00%
Book value	14	7
Amortization expense	4	3	13
Pretax impairment charge										1
Sharing level for FAC																					95.00%
Excise tax expense	193	194	189
Tax grants received related to renewable energy properties	18				18
Percentage of EEI not owned by Ameren						20.00%
Number of employee positions eliminated									340
Severance costs								$ 4	$ 28